UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08266

The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5344
Date of fiscal year end: December 31, 2007
Date of reporting period: September 30, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, Inc.
September 30, 2007 (Unaudited)
Schedule of Investments
INDIA (100% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (98.99% of holdings)

	Apparel Manufacturers	0.34%
211,705	Crew B.O.S. Products, Ltd.		$825,433	$749,382
350,000	Provogue (India), Ltd. (Preferential shares)**		3,564,477	7,880,017

			4,389,910	8,629,399

	Beverages - Alcoholic	0.88%
509,140	United Spirits, Ltd.		13,101,015	22,305,181

			13,101,015	22,305,181

	Building & Construction	1.29%
676,365	C&C Constructions, Ltd. (Preferential shares)**+		4,000,008	3,759,535
900,542	IVRCL Infrastructures and Projects, Ltd.		5,422,405	9,546,118
702,763	KEC International, Ltd.		8,168,394	10,617,061
763,800	Madhucon Projects, Ltd.		5,199,722	4,686,595
601,900	Nagarjuna Construction Co., Ltd.		2,781,681	3,823,853

			25,572,210	32,433,162

	Cement	1.72%
411,344	Grasim Industries, Ltd.		17,892,661	36,269,191
1,000,000	Sagar Cements, Ltd. (Preferential shares)**		4,291,361	3,856,704
120,650	UltraTech Cement, Ltd.		2,657,051	3,156,626

			24,841,073	43,282,521

	Chemicals	0.42%
1,073,300	United Phosphorus, Ltd.		8,148,011	10,671,723

			8,148,011	10,671,723

	Computer Services	0.13%
357,600	NIIT Technologies, Ltd.		1,211,864	3,180,910

			1,211,864	3,180,910

	Computer Software & Programming	10.05%
3,185,627	Infosys Technologies, Ltd.		62,573,188	151,636,565
730,000	KPIT Cummins Infosystems, Ltd.		1,422,759	2,198,381
3,629,617	Satyam Computer Services, Ltd.		31,382,068	40,397,394
915,858	Tanla Solutions, Ltd.		7,353,237	13,904,217
642,062	Tata Consultancy Services, Ltd.		18,109,861	17,027,392
2,457,500	Wipro, Ltd.		24,751,245	28,360,158

			145,592,358	253,524,107

	Consumer Non-Durables	2.57%
5,184,149	Hindustan Unilever, Ltd.		25,212,300	28,537,376
7,621,095	ITC, Ltd.		22,620,079	36,281,366

			47,832,379	64,818,742

The India Fund, Inc.
September 30, 2007 (Unaudited)
Schedule of Investments (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Diversified Financial Services	2.85%
573,900	Indiabulls Financial Service, Ltd.		$1,767,553	$8,599,679
5,596,715	Infrastructure Development Finance Co., Ltd.		9,881,062	19,810,945
5,145,647	Power Finance Corp.		16,644,010	26,001,030
376,817	Reliance Capital, Ltd.		7,222,008	14,983,789
831,700	SREI Infrastructure Finance, Ltd.		2,011,245	2,416,986

			37,525,878	71,812,429

	Diversified Industries	0.87%
110,750	Aban Offshore, Ltd.		6,259,851	9,735,494
702,290	Elecon Engineering Co., Ltd.		4,306,094	12,148,529
69,339	NEPC India, Ltd. GDR+		3,467	13,868

			10,569,412	21,897,891

	Electronics & Electrical Equipment	11.35%
419,745	ABB, Ltd.		1,438,932	13,625,451
289,468	Bharat Electronics, Ltd.		8,993,058	13,366,124
2,426,374	Bharat Heavy Electricals, Ltd.		15,496,816	123,777,194
538,425	Easun Reyrolle Relays & Devices, Ltd.		1,494,460	3,586,797
2,235,000	Exide Industries, Ltd.		2,926,034	3,533,597
660,000	HBL Nife Power Systems, Ltd.		2,857,900	5,661,284
943,165	Indo Tech Transformers, Ltd.		5,219,951	12,225,227
3,320,124	Jyoti Structures, Ltd.		3,011,359	18,493,043
3,566,335	Kei Industries, Ltd.		5,246,922	7,571,665
2,423,750	NTPC, Ltd.		9,065,809	11,766,721
1,130,300	Punj Lloyd, Ltd.		7,994,120	8,774,912
1,187,381	Reliance Energy, Ltd.		15,401,325	35,921,646
518,984	Siemens India, Ltd.		6,519,089	17,608,793
115,487	Tata Power Company, Ltd.		2,402,930	2,478,562
483,195	UTV Software Communications, Ltd.		5,968,790	7,806,181

			94,037,495	286,197,197

	Engineering	2.81%
536,804	Jaiprakash Associates, Ltd.		6,381,177	14,710,161
258,000	Larsen & Toubro, Ltd.		16,157,578	18,210,698
2,017,857	Thermax, Ltd.		3,326,458	37,961,892

			25,865,213	70,882,751

	Finance	14.85%
435,000	Axis Bank, Ltd.		2,570,850	8,373,750
507,600	Bank of Baroda		2,969,207	4,160,416
2,939,600	Bank of India		10,858,323	20,427,260
6,909,200	Dena Bank, Ltd.		8,528,081	11,686,557
1,330,063	HDFC Bank, Ltd.		21,847,469	48,033,808
1,565,398	Housing Development Finance Corp., Ltd.		19,373,133	99,282,316
3,501,241	ICICI Bank, Ltd.		34,361,429	93,414,753
1,466,881	Indian Bank		3,048,706	5,895,501
313,150	Kotak Mahindra Bank, Ltd.		4,573,650	7,242,981
921,500	Oriental Bank of Commerce		4,122,303	5,601,036
884,631	Punjab National Bank, Ltd.		9,661,534	12,048,165
4,078,140	South Indian Bank, Ltd.		6,558,369	16,707,607
742,750	State Bank of India		3,596,997	36,360,686

The India Fund, Inc.
September 30, 2007 (Unaudited)
Schedule of Investments (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Finance (continued)
45,550	State Bank of India GDR		$525,435	$5,119,364

			132,595,486	374,354,200

	Financial Services	0.13%
331,766	Network 18 Fincap, Pvt, Ltd.+		772,928	3,247,514

			772,928	3,247,514

	Food	0.12%
560,250	Lakshmi Energy & Foods, Ltd.		905,948	3,036,928

			905,948	3,036,928

	Hotels & Leisure	0.46%
3,365,130	Indian Hotels Co., Ltd.		9,783,242	11,666,797

			9,783,242	11,666,797

	Media	1.65%
669,000	Balaji Telefilms, Ltd.		3,607,811	4,406,275
2,353,275	Deccan Chronicle Holdings, Ltd.		10,590,322	11,888,180
2,945,548	Zee Telefilms, Ltd.		13,699,536	25,314,083

			27,897,669	41,608,538

	Metal - Diversified	2.04%
1,954,760	Ahmednagar Forgings, Ltd.		7,455,533	10,637,799
497,734	Hindustan Zinc, Ltd.		8,722,261	10,149,539
1,633,203	Sterlite Industries India, Ltd.		14,418,399	30,674,174

			30,596,193	51,461,512

	Petroleum Related	14.76%
677,900	Cairn India, Ltd.+		3,097,281	3,079,237
531,739	Indian Oil Corp., Ltd.		4,127,282	6,277,850
2,699,287	Oil and Natural Gas Corp., Ltd.		38,123,003	64,888,551
5,169,523	Reliance Industries, Ltd.		69,234,414	297,892,182

			114,581,980	372,137,820

	Pharmaceuticals	2.71%
568,385	Aurobindo Pharma, Ltd.		7,783,868	8,579,800
851,481	Dishman Pharmaceuticals & Chemicals, Ltd.		4,039,846	6,239,600
734,536	Dr. Reddy’s Laboratories, Ltd.		12,234,123	11,963,457
516,200	Glenmark Pharmaceuticals, Ltd.		4,568,005	5,455,741
523,315	Lupin, Ltd.		6,066,043	7,697,875
801,400	Panacea Biotec, Ltd.		6,620,971	8,044,670
496,262	Sun Pharmaceutical Industries, Ltd.		9,297,359	12,024,367
785,250	Wockhardt, Ltd.		7,594,340	8,209,678

			58,204,555	68,215,188

The India Fund, Inc.
September 30, 2007 (Unaudited)
Schedule of Investments (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Publishing	0.04%
600,000	Business India Publications (Preferential shares)		$1,003,792	$1,129,306

			1,003,792	1,129,306

	Real Estate Operation / Development	0.90%
591,112	DLF, Ltd.		7,602,271	11,317,872
443,950	Indiabulls Real Estate, Ltd.+		1,520,647	7,620,041
237,000	Mahindra GESCO Developers, Ltd.		3,556,087	3,679,232

			12,679,005	22,617,145

	Shipbuilding	0.57%
978,500	Bharati Shipyard, Ltd.		3,611,068	14,485,655

			3,611,068	14,485,655

	Steel	7.02%
973,114	Jindal Saw, Ltd.		10,538,187	16,094,630
419,587	Jindal Steel & Power, Ltd.		11,074,584	54,575,004
1,185,343	JSW Steel, Ltd.		8,661,602	25,316,172
340,000	Monnet Ispat & Energy, Ltd.		2,578,179	3,491,938
243,972	Shree Precoated Steels, Ltd.+		1,495,323	2,596,613
6,870,675	Steel Authority of India, Ltd.		18,775,043	35,700,439
3,492,667	Sujana Metals Products, Ltd.+		1,115,584	3,405,235
3,492,667	Sujana Towers Ltd+		4,196,719	12,639,252
1,085,291	Tata Steel, Ltd.		12,639,775	23,160,229

			71,074,996	176,979,512

	Telecommunications	10.93%
7,718,510	Bharti Airtel, Ltd.+		78,192,579	182,311,603
2,866,003	Idea Cellular, Ltd.+		6,453,878	9,001,324
5,739,971	Reliance Communication, Ltd.		40,028,871	84,361,981
— ++	Shyam Telecom, Ltd.+		14	1
8	Shyam Telelink, Ltd.+		0	0

			124,675,342	275,674,909

	Televisions	0.46%
1,626,651	Dish TV India, Ltd.+		4,238,495	3,012,656
314,110	Television Eighteen India, Ltd.		1,636,309	7,141,820
981,236	Zee News, Ltd.+		549,452	1,559,980

			6,424,256	11,714,456

	Textiles	0.55%
1,505,271	Bombay Rayon Fashions, Ltd.		7,143,343	9,041,637
222,000	Eastern Silk Industries, Ltd.		1,436,579	1,392,810
1,185,482	S. Kumars Nationwide, Ltd.+		2,365,746	3,381,141

			10,945,668	13,815,588

	Transportation	0.38%
182,521	Container Corp. of India, Ltd.		7,365,395	9,622,918

			7,365,395	9,622,918

The India Fund, Inc.
September 30, 2007 (Unaudited)
Schedule of Investments (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

COMMON STOCKS (continued)

	Vehicle Components	2.67%
2,611,425	Amtek Auto, Ltd.		$9,304,868	$23,609,157
662,864	ANG Auto, Ltd.		4,156,122	2,985,986
3,735,301	Cummins India, Ltd.		20,432,383	40,814,356

			33,893,373	67,409,499

	Vehicles	3.47%
280,246	Bajaj Auto, Ltd.		15,326,358	17,861,616
1,395,584	Mahindra & Mahindra, Ltd.		15,607,025	26,325,132
480,453	Maruti Suzuki India, Ltd.		9,797,931	12,051,868
1,595,893	Tata Motors, Ltd.		23,946,571	31,164,920

			64,677,885	87,403,536

	TOTAL COMMON STOCKS		1,150,375,599	2,496,217,034

WARRANTS (0.02% of holdings)
	Beverages-Non Alcoholic	0.02%
390,380	McLeod Russel Zero Point Warrants, 12/10/09		1,048,482	565,661

	TOTAL WARRANTS		1,048,482	565,661

SHORT -TERM INVESTMENTS (0.54% of holdings)
	Short Term Investments	0.54%
670,000	Banking Index Benchmark Exchange Traded Scheme - Bank BeES		8,342,759	13,561,222

	TOTAL SHORT-TERM INVESTMENTS		8,342,759	13,561,222

BONDS (0.45% of holdings)
Par Value (000) Finance		0.45%
INR 460,000	ICICI Bank, Ltd., Bond Tier 1, 9.98%, 09/13/45		9,944,639	11,317,749

	TOTAL BONDS		9,944,639	11,317,749

	TOTAL INVESTMENTS *	100.00%	$1,169,711,479	$2,521,661,666

Footnotes and Abbreviations

GDR — Global Depository Receipts

INR — Indian Rupee

+	Non income producing

++	Less than one share

*	As of June 30, 2007, the aggregate cost for federal income tax purposes was $1,179,341,238

Excess of value over tax cost	$1,033,239,260
Excess of tax cost over value	(13,085,774)

$1,020,153,486

**	Denotes restricted shares. Sale of these shares is restricted for one year from the date of purchase.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, Director and President
(principal executive officer)

Date	November 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, Director and President
(principal executive officer)

Date	November 7, 2007

By (Signature and Title)*	/s/ Joseph M. Malangoni

Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date	November 7, 2007

* Print the name and title of each signing officer under his or her signature.